Cover	Jul. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002143388
Document Type	S-6
Entity Registrant Name	FT 13228
Document Period End Date	Jul. 29, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks to provide current monthly income by investing in a diversified portfolio of ETFs. Under normal circumstances, the Trust will invest at least 80% of its assets in ETFs which invest 80% of their assets in fixed-income securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The FT Strategic Fixed Income ETF Portfolio is a unit investment trust which seeks to provide investors with income and diversification across fixed income asset classes. To accomplish this, the portfolio invests in a broad range of ETFs which are further diversified among U.S. and foreign fixed income securities.

The portfolio consists of First Trust® ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. Asset classes in the portfolio include, but are not limited to, U.S. Treasury obligations, high-yield bonds, investment grade corporate bonds, mortgage-backed securities, preferred securities, senior loans and ultra-short maturity bonds. The Sponsor considers ultra-short maturity bonds to be bonds with a maturity of less than one year. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index. The fixed-income ETFs selected for the portfolio are based on the following factors:

•	A minimum market capitalization of $50,000,000
•	At least six months of trading history
•	Current dividend yields (prioritizing higher yielding funds)
•	Fund exposure to different fixed-income asset types

Additionally, the following factors are not specifically weighted, but rather are considered in combination with the above factors to construct an overall view for each fixed income asset type that aids in determining ETF allocations for the Trust’s portfolio.

•	Interest Rate Outlook/Duration. The duration of a bond is a measure of its price sensitivity to interest rate movements based on the bond’s weighted average term to maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. The duration of the portfolio as of the Initial Date of Deposit is approximately 5 years.
•	Asset Type Valuation. Asset type valuation is a determination of the attractiveness of a fixed income asset type on the basis of valuation. The relative value offered by different fixed income assets are then evaluated by analyzing spread (yield of one fixed income asset type to the yield of another fixed income asset type), credit fundamentals (metrics impacting overall credit risk for a fixed income asset type, including rate of default and trends in earnings), credit quality (there is no specified limit of high yield securities as a percent of Trust assets) and supply and demand trends across the fixed income asset types (including new issue supply and maturity of the underlying securities). The Trust has no criteria relating to maturity.
•	Asset Type Fundamentals. Asset type fundamentals are metrics that impact a particular fixed income asset type, such as underlying leverage of issuers, default rates of issuers (prioritizing ETFs that hold securities with lower rates of default), earnings and debt levels of issuers and interest coverage of issuers. The Committee considers the trailing 12-month default rate for high yield securities categorically and prioritizes ETFs holding securities with lower rates of default. The fundamentals are closely monitored and evaluated for trends to determine if risk is improving or deteriorating in the asset type.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objective even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.